Document and Entity Information	6 Months Ended
Jun. 30, 2019
Document And Entity Information [Abstract]
Document Period End Date	Jun. 30, 2019
Entity Registrant Name	Fresenius Medical Care AG & Co. KGaA
Entity Central Index Key	0001333141
Document Type	6-K
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	Q2
Amendment Flag	false